Filed pursuant to Rule 497(e)
1933 Act File No. 2-24221
1940 Act File No. 811-1338



	IAA TRUST MUTUAL FUNDS


IAA Trust Growth Fund
IAA Trust Asset Allocation Fund
IAA Trust Tax Exempt Bond Fund
IAA Trust Money Market Fund
IAA Trust Short-Term Government Bond Fund
IAA Trust Long-Term Bond Fund

Supplement dated May 26, 1999
to Prospectus
dated October 28, 1998

       The information below replaces and supersedes any contrary information contained under the heading "Portfolio Managers" on page 5 of the Prospectus.

The fund is managed by a committee of portfolio managers led by Bruce Finks. Mr. Finks was the fund's primary portfolio manager form 1994 to 1996 and became head of the committee in 1998. Mr. Finks received his B.S. in finance from Illinois State University in 1976 and earned his Chartered Financial Analyst designation in 1987. Mr. Finks joined the adviser in 1992 as an Equity Investment Officer and is currently the Vice-President - Investments for the adviser. Other members of the committee currently include John
Jacobs (portfolio manager for the Asset Allocation Fund), Bernard R. Dorneden, Derek Vogler and John D. Enlund. Mr. Dorneden received his B.S. in business administration from Northern Illinois University in 1966, his M.B.A. from Bradley University in 1970 and his Chartered Financial Analyst designation in 1980. Mr. Dorneden joined the adviser in 1966 and his current position is Vice President-Equity Investments. Mr. Vogler, a graduate of Illinois State University, received his B.S. in finance in 1993, his M.B.A. in 1995 and his Chartered Financial Analyst designation in 1998. Mr. Vogler joined the adviser in 1995 and his current position is Portfolio Manager. Mr. Enlund received his B.A. from St. Olaf College in 1978 and his J.D. from DePaul University. Mr. Enlund joined the Company in 1999 and currently manages various trust portfolios for the adviser. Mr. Enlund is a Chartered
Financial Analyst.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.